Commitments and contingencies - Letters of credit (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 186,300,000	$ 101,200,000
Letters Of Credit Regional Governments And Others [Member]
Disclosure of Commitments and contingencies [Line Items]
Letters of guarantee	$ 26,392,000	$ 6,345,000